Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2024-09-30	12 Months Ended
Dec. 31, 2024 USD ($)
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Sep. 30, 2024
Aggregate Erroneous Compensation Amount	$ 30,348
Erroneous Compensation Analysis
Dodd-Frank Clawback Policy. The revisions to correct these misstatements in previously issued financial statements required a recovery analysis of incentive-based compensation received by the Company’s current and former executive officers (“Covered Officers”) during the relevant recovery period pursuant to the Company’s Clawback Policy, which was adopted pursuant to the Nasdaq Listing Rule 5608, Section 10D of the Exchange Act, and Rule 10D-1 under the Exchange Act.
The Clawback Policy applies to incentive-based compensation earned based on the attainment of financial performance measures during the three completed fiscal years immediately preceding the restatement and received on or after October 2, 2023, the effective date of the policy. Any incentive compensation received prior to that date is not subject to recovery under the Clawback Policy. Under the Clawback Policy, incentive-based compensation is “received” in the fiscal period during which the financial reporting measure specified in the incentive-based compensation is attained, even if the payment or grant of the incentive-based compensation occurs after the end of that period.
Clawback Analysis. The only incentive-based compensation earned on or after the October 2, 2023 by our executive officers that was impacted by the restated financial statements were the 2023 annual cash incentive bonuses. The financial performance metrics used to determine payouts for the 2023 annual cash incentive bonuses were incremental ARR (15%), revenue (15%) and gross margin (20%). Incremental ARR was not affected by the error correction.
Revenue and Gross Margin Measure. The Compensation Committee determined that revenue for 2023 was overstated by $853,000 when taking into account the restated results, changing the overall payout under the revenue metric from 100% to 99.5% of target and the gross margin metric from 100% to 87.5%. As a consequence of this reduction, payouts to Covered Officers for the 2023 annual cash incentive bonuses attributable to revenue and gross margin were determined by the Compensation Committee to be $1,217,520 (106.8% of target funding), rather than $1,247,868 (109.5% target funding), in the aggregate, resulting in erroneously awarded compensation of $30,348.

Outstanding Aggregate Erroneous Compensation Amount	$ 30,348
Restatement Adjustment, Decrease in Revenue	$ 853,000
Payout Under Revenue Metric	100.00%
Payout Under Revenue Metric, Adjusted Amount	99.50%
Payout Under Gross Margin Metric	100.00%
Payout Under Gross Margin Metic, Adjusted Amount	87.50%
Restatement Adjustment, Payouts To Covered Officers	$ 1,217,520
Restatement Adjestment, Percent Of Target Funding	106.80%
Payouts To Covered Officers	$ 1,247,868
Percent Of Target Funding	109.50%